Warrants (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Outstanding at December 31, 2014	21,964
Number of Awards, Issued	630,733
Number of Awards, Exercised	(10,929)
Number of Awards, Forfeited	(3,788)
Number of Awards, Outstanding at March 31, 2015	637,980	21,964
Weighted Average Exercise Price, Outstanding at December 31, 2014	$ 4.52
Weighted Average Exercise Price, Issued	$ 6.08
Weighted Average Exercise Price, Exercised	$ 0.65
Weighted Average Exercise Price, Forfeited	$ 14.45
Weighted Average Exercise Price, Outstanding at March 31, 2015	$ 6.07	$ 4.52
Weighted Average Remaining Term in Years, Issued	6 years 6 months 18 days	1 year 9 months 22 days
Weighted Average Remaining Term in Years, Outstanding at March 31, 2015	5 years 11 days